UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21202

John Hancock Preferred Income Fund II
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end: 	July 31

Date of reporting period: 	October 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Preferred Income Fund II

10.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Preferred Income Fund II
Securities owned by the Fund on
October 31, 2004 (unaudited)

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Bonds 1.44%                                                                                                          $11,349,066
(Cost $11,199,506)

Electric Utilities 1.30%                                                                                              10,230,120
Black Hills Corp.,
Note                                                                  6.500   05-15-2013   BBB-            5,000       5,190,120
Entergy Gulf States, Inc.,
1st Mtg Bond                                                          6.200   07-01-2033   BBB             5,000       5,040,000

Government U.S. Agency 0.14%                                                                                           1,118,946
Federal National Mortgage Assn.,
Bond                                                                  7.125   02-15-2005   AAA             1,103       1,118,946

                                                                                           Credit      Par value
Issuer, description, maturity date                                                         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Capital preferred securities 12.61%                                                                                  $99,425,319
(Cost $91,735,678)

Asset Management & Custody Banks 0.67%                                                                                 5,268,921
BNY Capital, 7.97%, Ser B, 12-31-26                                                        A-              4,700       5,268,921

Diversified Banks 0.53%                                                                                                4,160,400
Lloyds TSB Bank Plc, 6.90%, 11-29-49 (United Kingdom)                                      Aa2             4,000       4,160,400

Electric Utilities 3.00%                                                                                              23,645,125
DPL Capital Trust II, 8.125%, 09-01-31                                                     B              22,150      23,645,125

Gas Utilities 2.93%                                                                                                   23,110,867
KN Capital Trust I, 8.56% Ser B, 04-15-27                                                  BB+            10,000      11,266,100
KN Capital Trust III, 7.63%, 04-15-28                                                      BB+            10,673      11,844,767

Integrated Telecommunication Services 1.37%                                                                           10,808,496
TCI Communications Financing Trust III, 9.65%, 03-31-27                                    BBB-            9,243      10,808,496

Multi Utilities & Unregulated Power 1.97%                                                                             15,531,316
Dominion Resources Capital Trust I, 7.83%, 12-01-27                                        BBB-            8,450       9,303,256
Dominion Resources Capital Trust III, 8.40%, 01-15-31                                      BBB-            5,000       6,228,060

Other Diversified Financial Services 1.67%                                                                            13,161,720
JPM Capital Trust I, 7.54%, 01-15-27                                                       A-             12,000      13,161,720

Regional Banks 0.47%                                                                                                   3,738,474
Summit Capital Trust I, 8.40%, Ser B, 03-15-27                                             A-              3,300       3,738,474

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 2.53%                                                                                                  $19,963,666
(Cost $16,027,906)

Electric Utilities 2.53%                                                                                              19,963,666
Alliant Energy Corp.                                                                                     220,000       5,803,600
CH Energy Group, Inc.                                                                                     42,000       1,874,460
Progress Energy, Inc.                                                                                    160,000       6,608,000
Scottish Power Plc, American Depositary Receipt (ADR) (United
Kingdom)                                                                                                 175,343       5,677,606

                                                                                           Credit
Issuer, description                                                                        rating (A)     Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Preferred stocks 81.39%                                                                                             $641,899,162
(Cost $611,995,794)

Agricultural Products 1.45%                                                                                           11,437,500
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                            BB+           150,000      11,437,500

Asset Management & Custody Banks 0.13%                                                                                   994,000
BNY Capital V, 5.95%, Ser F                                                                A-             40,000         994,000

Automobile Manufacturers 2.91%                                                                                        22,917,573
Ford Motor Co., 7.50%                                                                      BBB-           50,000       1,288,000
General Motors Corp., 7.25%, Ser 4-15-41                                                   BBB            87,900       2,229,144
General Motors Corp., 7.25%, Ser 7-15-41                                                   BBB           233,500       5,881,865
General Motors Corp., 7.25%, Ser 2-15-52                                                   BBB           447,300      11,213,811
General Motors Corp., 7.375%                                                               BBB            91,025       2,304,753

Broadcasting & Cable TV 1.27%                                                                                         10,024,504
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                           B+            172,000       4,361,920
Shaw Communications, Inc., 8.50% (Canada)                                                  B+            223,200       5,662,584

Consumer Finance 1.80%                                                                                                14,198,733
Ford Motor Credit Co., 7.375%                                                              BBB-           30,000         764,700
Ford Motor Credit Co., 7.60%                                                               A3            100,000       2,623,000
Household Finance Corp., 6.00%                                                             A              72,200       1,805,000
Household Finance Corp., 6.875%                                                            A             338,700       9,006,033

Diversified Banks 7.22%                                                                                               56,931,931
BAC Capital Trust IV, 5.875%                                                               A-             46,150       1,131,598
Comerica Capital Trust I, 7.60%                                                            BBB+          120,400       3,190,600
Fleet Capital Trust VII, 7.20%                                                             A-            459,900      12,224,142
Fleet Capital Trust VIII, 7.20%                                                            A-            310,000       8,326,600
Republic New York Corp., 6.25% Ser HSBC                                                    A              50,000       1,287,500
Royal Bank of Scotland Group Plc, 5.75%, Ser L (United Kingdom)                            A             475,500      11,373,960
USB Capital III, 7.75%                                                                     A-            134,300       3,552,235
USB Capital IV, 7.35%                                                                      A-            152,800       4,044,616
USB Capital V, 7.25%                                                                       A-            252,000       6,738,480
Wells Fargo Capital Trust IV, 7.00%                                                        A             140,800       3,731,200
Wells Fargo Capital Trust VI, 6.95%                                                        A-             50,000       1,331,000

Electric Utilities 19.73%                                                                                            155,578,440
Ameren Corp., 9.75%, Conv                                                                  BBB+          193,000       5,577,700
American Electric Power Co., Inc., 9.25%, Conv                                             BBB           135,000       6,423,300
Boston Edison Co., 4.78%                                                                   BBB+           15,143       1,347,727
Cinergy Corp., 9.50%, Conv                                                                 Baa2          110,000       6,778,200
Cleveland Electric Financing Trust I, 9.00%                                                BB            210,000       5,785,500
Detroit Edison Co., 7.375%                                                                 BBB-           50,000       1,274,500
Detroit Edison Co., 7.54%                                                                  BBB-           18,700         476,289
DTE Energy Co., 8.75%, Conv                                                                BBB           224,200       5,824,716
DTE Energy Trust I, 7.80%                                                                  BBB-          253,000       6,836,060
Entergy Mississippi, Inc., 7.25%                                                           BBB+           50,500       1,358,450
Enterprise Capital Trust I, 7.44%, Ser A                                                   BB+            35,400         892,434
FPC Capital I, 7.10%, Ser A                                                                BB+           559,503      14,166,616
FPL Group Capital Trust I, 5.875%                                                          BBB+          436,800      10,758,384
FPL Group, Inc., 8.00%, Conv                                                               A-            140,000       7,945,000
Georgia Power Capital Trust V, 7.125%                                                      BBB+          176,200       4,757,400
Georgia Power Capital Trust VII, 5.875%                                                    BBB+          116,500       2,868,230
HECO Capital Trust III, 6.50% (W)                                                          BBB-          120,000       3,169,200
Indiana Michigan Power Co., 6.875%                                                         BB+            27,330       2,758,963
Interstate Power & Light Co., 8.375%, Ser B                                                BBB-          700,000      22,400,000
Monongahela Power Co., $7.73, Ser L                                                        B-             55,500       5,369,625
Monongahela Power Co., 4.50%, Ser C                                                        CCC+           24,100       1,928,000
Northern States Power Co., 8.00%                                                           BBB-          175,800       4,825,710
NVP Capital III, 7.75%                                                                     CCC+          108,500       2,711,415
Puget Sound Energy Capital Trust II, 8.40%                                                 BB            232,060       6,168,155
Southern Co. Capital Trust VI, 7.125%                                                      BBB+           30,000         803,400
TECO Capital Trust I, 8.50%                                                                Ba3           490,434      12,721,858
Vectren Utillity Holdings, Inc., 7.25%                                                     A-             56,500       1,505,725
Virginia Power Capital Trust, 7.375%                                                       BBB           304,519       8,145,883

Gas Utilities 4.17%                                                                                                   32,859,246
AGL Capital Trust II, 8.00%                                                                BBB            41,000       1,078,710
KeySpan Corp., 8.75%, Conv                                                                 A             325,000      17,420,000
SEMCO Capital Trust I, 10.25%                                                              B-            203,800       5,237,660
Southern Union Co., 5.75%, Conv                                                            Baa3           12,000         804,000
Southern Union Co., 7.55%                                                                  BB+           190,000       5,187,000
Southwest Gas Capital II, 7.70%                                                            BB            116,600       3,131,876

Hotels, Resorts & Cruise Lines 0.30%                                                                                   2,375,100
Hilton Hotels Corp., 8.00%                                                                 BBB-           90,000       2,375,100

Industrial Conglomerates 0.39%                                                                                         3,075,264
Grand Metropolitan Delaware, L.P., 9.42%, Gtd Ser A                                        BBB+          121,600       3,075,264

Integrated Telecommunication Services 2.54%                                                                           20,014,471
Telephone & Data Systems, Inc., 7.60%, Ser A                                               A-            605,967      16,046,006
Verizon New England, Inc., 7.00%, Ser B                                                    Aa3           150,150       3,968,465

Investment Banking & Brokerage 8.33%                                                                                  65,670,067
Bear Stearns Cos., Inc. (The), 5.49%, Depositary Shares, Ser G                             BBB            27,400       1,374,110
Bear Stearns Cos., Inc. (The), 5.72%, Ser F                                                BBB            64,400       3,381,000
Bear Stearns Cos., Inc. (The), 6.15%, Depositary Shares, Ser E                             BBB           248,600      13,175,800
Lehman Brothers Holdings Capital Trust III, 6.375%, Ser K                                  BBB+          170,000       4,316,300
Lehman Brothers Holdings, Inc., 5.94%, Depositary Shares, Ser C                            BBB+          145,200       7,405,200
Merrill Lynch Preferred Capital Trust III, 7.00%                                           A-            360,400       9,579,432
Merrill Lynch Preferred Capital Trust IV, 7.12%                                            A-            167,400       4,508,082
Merrill Lynch Preferred Capital Trust V, 7.28%                                             A-            273,200       7,444,700
Morgan Stanley Capital Trust III, 6.25%                                                    A-            215,000       5,458,850
Morgan Stanley Capital Trust IV, 6.25%                                                     A-             47,000       1,184,870
Morgan Stanley Capital Trust V, 5.75%                                                      A1            329,900       7,841,723

Life & Health Insurance 1.27%                                                                                         10,046,124
Great-West Life & Annuity Insurance Capital I, 7.25%, Ser A                                A-             42,400       1,073,992
PLC Capital Trust IV, 7.25%                                                                BBB+          331,075       8,972,132

Multi-Line Insurance 2.47%                                                                                            19,506,312
ING Groep N.V., 7.05% (Netherlands)                                                        A-            737,200      19,506,312

Multi-Media 0.33%                                                                                                      2,623,920
Newscorp Overseas Ltd., 8.625%, Ser A (Cayman Islands)                                     BB            104,000       2,623,920

Multi-Utilities & Unregulated Power 13.18%                                                                           103,929,347
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                              Baa1           39,870       4,211,269
BGE Capital Trust II, 6.20%                                                                A3            525,000      13,282,500
Consumers Energy Co. Financing I, 8.36%                                                    B              92,000       2,348,760
Consumers Energy Co. Financing II, 8.20%                                                   B             212,500       5,457,000
Consumers Energy Co. Financing III, 9.25%                                                  B             265,100       6,714,983
Consumers Energy Co. Financing IV, 9.00%                                                   Ba2           217,000       5,763,520
Dominion CNG Capital Trust I, 7.80%                                                        BBB-          150,000       3,988,500
Dominion Resources, Inc., 9.50%, Conv                                                      BBB+           21,000       1,127,280
Energy East Capital Trust I, 8.25%                                                         BBB-          424,800      11,299,680
Great Plains Energy, Inc., 8.00%                                                           Baa2          340,300       8,422,425
ONEOK, Inc., 8.50%, Conv                                                                   A-            470,000      15,829,600
PSEG Funding Trust II, 8.75%                                                               BB+           680,000      18,904,000
Public Service Electric & Gas Co., 4.18%, Ser B                                            BB+             7,900         592,500
Public Service Enterprise Group, Inc., 10.25%, Conv                                        BBB-           75,450       4,398,735
South Carolina Electric & Gas Co., 6.52%                                                   Baa1           15,000       1,588,595

Oil & Gas Exploration & Production 3.86%                                                                              30,468,990
Anadarko Petroleum Corp., 5.46%, Depositary Shares, Ser B                                  BBB-           62,000       6,279,441
Apache Corp., 5.68%, Depositary Shares, Ser B                                              BBB            25,000       2,518,750
Devon Energy Corp., 6.49%, Ser A                                                           BB+            32,355       3,408,399
Nexen, Inc., 7.35% (Canada)                                                                BBB-          702,400      18,262,400

Other Diversified Financial Services 4.24%                                                                            33,471,946
ABN AMRO Capital Funding Trust V, 5.90%                                                    A             251,400       6,063,768
ABN AMRO Capital Funding Trust VII, 6.08%                                                  A             184,000       4,554,000
Citigroup Capital VII, 7.125%                                                              A              61,700       1,644,305
Citigroup Capital VIII, 6.95%                                                              A             285,000       7,501,200
Citigroup Capital IX, 6.00%                                                                A             140,000       3,519,600
General Electric Capital Corp., 6.10%                                                      AAA            22,863         592,609
J.P. Morgan Chase Capital IX, 7.50%                                                        A-             73,800       1,957,914
J.P. Morgan Chase Capital X, 7.00%, Ser J                                                  A2            259,000       6,902,350
J.P. Morgan Chase Capital XI, 5.875%                                                       A-             30,000         736,200

Real Estate Investment Trusts 4.21%                                                                                   33,175,113
Duke Realty Corp., 6.50%, Depositary Shares, Ser K                                         BBB           100,000       2,500,000
Duke Realty Corp., 6.625%, Depositary Shares, Ser J                                        BBB           449,400      11,351,844
Duke Realty Corp., 7.99%, Depositary Shares, Ser B                                         BBB            10,650         568,111
Kimco Realty Co., 6.65%, Depositary Shares, Ser F                                          BBB+           37,030         973,889
Public Storage, Inc, 6.45%, Depositary Shares, Ser X                                       BBB+           30,000         744,300
Public Storage, Inc, 7.50%, Depositary Shares, Ser V                                       BBB+          307,100       8,221,067
Public Storage, Inc, 8.00%, Depositary Shares, Ser R                                       BBB+          304,500       8,102,745
Public Storage, Inc, 8.60%, Depositary Shares, Ser Q                                       BBB+           26,700         713,157

Thrifts & Mortgage Finance 1.39%                                                                                      10,995,581
Abbey National Plc, 7.25% (United Kingdom)                                                 A-            275,620       7,179,901
Abbey National Plc, 7.375% (United Kingdom)                                                A-            140,800       3,815,680

Wireless Telecommunication Service 0.20%                                                                               1,605,000
United States Cellular, 7.50%                                                              A-             60,000       1,605,000

                                                                   Interest   Maturity     Credit      Par value
Issuer, description                                                rate (%)   date         rating (A)      ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 2.03%                                                                                         $16,000,000
(Cost $16,000,000)
Government U.S. Agency 2.03%                                                                                          16,000,000

Federal Home Loan Bank, Disc Note                                      Zero   11-01-2004   Aaa            16,000      16,000,000

Total investments 100.00%                                                                                           $788,637,213


John Hancock
Preferred Income Fund II
Financial futures contracts
October 31, 2004 (unaudited)

                                         Number of                                           Appreciation
Open contracts                            contracts         Position       Expiration      (depreciation)
----------------------------------------------------------------------------------------------------------
U.S. 10 Yr Note                                 600            Short         Dec 2004        ($1,297,481)


John Hancock

Preferred Income Fund II

Footnotes to Schedule of Investments

October 31, 2004 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $11,437,500 or 1.45% of the Fund's total investments as of October 31, 2004.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on October 31, 2004, including short-term investments, was $746,958,884. Gross unrealized appreciation and depreciation of investments aggregated $44,886,141 and $3,207,812, respectively, resulting in net unrealized appreciation of $41,678,329.

John Hancock
Preferred Income Fund II
Transactions in securities of affiliated issuers
October 31, 2004 (unaudited)

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the
Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the period ended October 31, 2004, is set forth below.

                                        Beginning         Ending
                                            share          share       Realized       Dividend         Ending
Affiliate                                  amount         amount    gain (loss)         income          Value
--------------------------------------------------------------------------------------------------------------
HECO Capital Trust III, 6.50%
bought: 20,000, sold: none               100,000        120,000              --        40,625       3,169,200

Totals                                                                      $--       $40,625      $3,169,200


For more information

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Dividend Disburser

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for DARTS

Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol

Listed New York Stock Exchange: HPF


How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469

This report is for the information of the shareholders of the John Hancock Preferred Income Fund II.

P11Q1  10/04
       12/04

ITEM 1.  SCHEDULE OF INVESTMENTS

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund II


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    December 21, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    December 21, 2004


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    December 21, 2004